UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3785

Fidelity Advisor Series I

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2016

This report on Form N-CSR relates solely to the Registrant’s Fidelity Real Estate High Income Fund series (the “Fund”).

Item 1.

Reports to Stockholders

Fidelity® Real Estate High Income Fund Semi-Annual Report May 31, 2016

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call (collect) 1-401-292-6402 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2016 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Quality Diversification (% of fund's net assets)

As of May 31, 2016
AAA,AA,A	15.0%
BBB	28.1%
BB	17.1%
B	12.1%
CCC,CC,C	3.6%
D	0.1%
Not Rated	12.7%
Equities	5.3%
Short-Term Investments and Net Other Assets	6.0%

As of November 30, 2015
AAA,AA,A	16.3%
BBB	25.9%
BB	18.6%
B	11.6%
CCC,CC,C	4.0%
D	0.1%
Not Rated	9.3%
Equities	5.6%
Short-Term Investments and Net Other Assets	8.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. Where neither Moody's nor S&P ratings are available, we have used Fitch® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Asset Allocation (% of fund's net assets)

As of May 31, 2016
CMOs and Other Mortgage Related Securities	79.2%
Asset-Backed Securities	2.5%
Nonconvertible Bonds	3.8%
Convertible Bonds, Preferred Stocks	5.3%
Bank Loan Obligations	3.2%
Short-Term Investments and Net Other Assets (Liabilities)	6.0%

As of November 30, 2015
CMOs and Other Mortgage Related Securities	76.5%
Asset-Backed Securities	2.4%
Nonconvertible Bonds	3.7%
Convertible Bonds, Preferred Stocks	5.6%
Bank Loan Obligations	3.1%
Other Investments	0.1%
Short-Term Investments and Net Other Assets (Liabilities)	8.6%

Investments May 31, 2016

Showing Percentage of Net Assets

Nonconvertible Bonds - 3.8%
		Principal Amount(a)	Value
Diversified Financial Services - 0.1%
CBL & Associates LP 4.6% 10/15/24		$1,144,000	$1,017,809
Healthcare - 0.8%
Omega Healthcare Investors, Inc.:
4.95% 4/1/24		311,000	316,031
5.875% 3/15/24		1,790,000	1,873,820
Sabra Health Care LP/Sabra Capital Corp. 5.375% 6/1/23		3,000,000	2,977,500
Senior Housing Properties Trust 6.75% 4/15/20		3,000,000	3,267,198

TOTAL HEALTHCARE			8,434,549

Homebuilders/Real Estate - 1.4%
Calatlantic Group, Inc. 8.375% 5/15/18		1,000,000	1,105,000
CBRE Group, Inc. 5% 3/15/23		2,325,000	2,385,327
DDR Corp.:
4.625% 7/15/22		288,000	306,445
7.875% 9/1/20		2,437,000	2,916,324
Howard Hughes Corp. 6.875% 10/1/21 (b)		1,715,000	1,740,725
Hunt Companies, Inc. 9.625% 3/1/21 (b)		4,235,000	4,150,300
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (b)		1,170,000	1,205,100
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		1,000,000	1,065,918

TOTAL HOMEBUILDERS/REAL ESTATE			14,875,139

Hotels - 1.5%
ESH Hospitality, Inc. 5.25% 5/1/25 (b)		4,250,000	4,122,500
FelCor Lodging LP 5.625% 3/1/23		755,000	770,100
Host Hotels & Resorts LP 4.75% 3/1/23		890,000	936,440
RHP Hotel Properties LP/RHP Finance Corp. 5% 4/15/23		2,300,000	2,307,199
Times Square Hotel Trust 8.528% 8/1/26 (b)		6,205,349	7,332,299

TOTAL HOTELS			15,468,538

TOTAL NONCONVERTIBLE BONDS
(Cost $37,937,336)			39,796,035

Asset-Backed Securities - 2.5%
American Homes 4 Rent:
Series 2014-SFR1 Class E, 2.9363% 6/17/31 (b)(c)		3,968,000	3,809,247
Series 2014-SFR2 Class E, 6.231% 10/17/36 (b)		672,000	697,477
Series 2014-SFR3 Class E, 6.418% 12/17/36 (b)		1,864,000	1,957,903
Series 2015-SFR1 Class E, 5.639% 4/17/52 (b)		2,557,223	2,548,397
Series 2015-SFR2:
Class E, 6.07% 10/17/45 (b)		4,265,000	4,373,364
Class XS, 0% 10/17/45 (b)(d)		3,280,750	0
Argent Securities, Inc. pass-thru certificates Series 2004-W9 Class M7, 4.1812% 6/26/34 (b)(c)		73,793	14,309
Capital Trust RE CDO Ltd. Series 2005-1A:
Class D, 1.9388% 3/20/50 (b)(c)		750,000	75
Class E, 2.5388% 3/20/50 (b)(c)		3,000,000	300
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A Class D, 9% 12/28/35 (b)		2,985,746	989,775
Crest Ltd.:
Series 2000-1A Class D, 10% 8/31/36 (b)		666,949	67
Series 2004-1A Class H1, 4.3244% 1/28/40 (b)(c)		2,742,844	274
Invitation Homes Trust:
Series 2013-SFR1 Class F, 4.091% 12/17/30 (b)(c)		600,000	584,206
Series 2014-SFR1:
Class E, 3.6863% 6/17/31(b)(c)		2,500,000	2,446,493
Class F, 4.1863% 6/17/31 (b)(c)		2,431,000	2,355,679
Series 2014-SFR3 Class E, 4.936% 12/17/31 (b)(c)		943,000	947,611
Series 2014-SRF2 Class F, 4.4363% 9/17/31 (b)(c)		1,000,000	972,778
Series 2015-SRF1 Class E, 4.6363% 3/17/32 (b)(c)		1,000,000	1,001,738
Merit Securities Corp. Series 13 Class M1, 7.3329% 12/28/33 (c)		1,665,000	1,733,593
Progress Residential Trust Series 2015-SFR3 Class F, 6.643% 11/12/32 (b)		714,000	713,906
Residential Asset Securities Corp. Series 2003-KS10 Class MI3, 6.41% 12/25/33		258,036	211,921
Resource Real Estate Funding CDO Series 2007-1A Class J, 3.396% 9/25/46 (b)(c)		1,190,000	282,068
Taberna Preferred Funding III Ltd. Series 2005-3A:
Class D, 3.2829% 2/5/36 (b)(c)		2,637,883	264
Class E, 5.1329% 2/5/36 (b)(c)		813,047	81
Taberna Preferred Funding VI Ltd. Series 2006-6A Class F1, 5.1329% 12/5/36 (b)(c)		4,810,458	481
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class A1, 0.9382% 11/21/40 (b)(c)		322,319	315,233
TOTAL ASSET-BACKED SECURITIES
(Cost $38,509,119)			25,957,240

Collateralized Mortgage Obligations - 1.3%
Private Sponsor - 1.2%
Countrywide Home Loans, Inc.:
Series 2002-R2 Class 2B4, 3.6748% 7/25/33 (b)(c)		181	0
Series 2003-R1:
Class 2B4, 3.2678% 2/25/43 (b)(c)		53,654	32,283
Class 2B5, 3.2678% 2/25/43 (b)(c)		138,165	27,209
Credit Suisse First Boston Mortgage Acceptance Corp. Series 2004-6 Class B4, 4.7512% 9/25/19 (b)(c)		11,583	120
Credit Suisse First Boston Mortgage Securities Corp. Series 2002-26 Class 4B3, 7% 10/25/17		51,381	22,255
FREMF Mortgage Trust:
Series 2010-K6 Class B, 5.5326% 12/25/46 (b)(c)		6,045,000	6,517,606
Series 2010-K7 Class B, 5.6244% 4/25/20 (b)(c)		5,000,000	5,496,582
Merrill Lynch Mortgage Investors Trust Series 1998-C3 Class F, 6% 12/15/30 (b)		415,967	420,116
Nomura Asset Acceptance Corp. Series 2001-R1A Class B1, 7% 2/19/30 (b)(c)		36,648	2,385
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B Class B9, 12.3865% 6/10/35 (b)(c)		159,062	144,000
RESIX Finance Ltd. floater:
Series 2003-D Class B9, 11.9419% 12/10/35 (b)(c)		72,642	8,151
Series 2004-A:
Class B7, 4.6919% 2/10/36 (b)(c)		80,849	24,770
Class B9, 9.4419% 2/10/36 (b)(c)		80,652	6,093
Series 2004-B:
Class B8, 5.1919% 2/10/36 (b)(c)		68,456	15,390
Class B9, 8.6919% 2/10/36 (b)(c)		116,178	22,374
Series 2004-C Class B7, 3.9419% 9/10/36 (b)(c)		357,777	47,555

TOTAL PRIVATE SPONSOR			12,786,889

U.S. Government Agency - 0.1%
Fannie Mae REMIC Trust:
Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41 (e)		223,838	42,622
Series 2002-W1 subordinate REMIC pass thru certificates:
Class 3B3, 3.2292% 2/25/42 (b)(c)		64,309	46,370
Class 3B5, 3.2292% 2/25/42 (b)(c)		42,702	5,206
Series 2002-W6 subordinate REMIC pass thru certificates, Class 3B4, 3.3111% 1/25/42 (b)(c)		54,374	29,784
Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.1319% 12/25/42 (c)(e)		716,314	116,653
Series 2003-W10 subordinate REMIC pass thru certificates:
Class 2B4, 3.1812% 6/25/43 (c)(e)		203,268	99,386
Class 2B5, 3.1812% 6/25/43 (c)(e)		114,507	1,046

TOTAL U.S. GOVERNMENT AGENCY			341,067

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $12,710,209)			13,127,956

Commercial Mortgage Securities - 77.9%
Americold LLC Trust Series 2010-ARTA Class D, 7.443% 1/14/29 (b)		1,230,000	1,363,607
Asset Securitization Corp. Series 1997-D4 Class B5, 7.525% 4/14/29		4,476,925	4,436,479
Aventura Mall Trust Series 2013-AVM Class E, 3.7427% 12/5/32 (b)(c)		5,000,000	4,857,040
Banc of America Commercial Mortgage Trust:
sequential payer Series 2006-4 Class AM, 5.675% 7/10/46		4,000,000	4,001,422
Series 2005-1 Class CJ, 5.5164% 11/10/42 (c)		723,446	722,679
Series 2005-5 Class D, 5.5595% 10/10/45 (c)		1,334,985	1,334,654
Series 2008-1 Class D, 6.4763% 2/10/51 (b)(c)		1,970,000	1,500,080
Bank of America Commercial Mortgage Trust Series 2015-UBS7:
Class C, 4.5121% 9/15/48 (c)		1,826,000	1,812,955
Class D, 3.167% 9/15/48		1,130,000	839,854
Barclays Commercial Mortgage Securities LLC Series 2015-STP Class E, 4.4272% 9/10/28 (b)(c)		7,884,000	7,276,456
Bear Stearns Commercial Mortgage Securities Trust Series 2006-T22 Class B, 5.894% 4/12/38 (b)(c)		1,250,799	1,254,595
Bear Stearns Commercial Mortgage Securities Trust, Series 2006-PWR11 Class AJ, 5.5575% 3/11/39 (c)		3,175,000	3,069,498
Beckman Coulter, Inc. sequential payer Series 2000-A Class A, 7.4975% 12/15/18 (b)		5,244,967	5,524,230
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (b)(c)		19,135	15,088
BKB Commercial Mortgage Trust Series 1997-C1 Class H, 0.7057% 10/25/22 (b)(c)		25,484	22,839
BLCP Hotel Trust:
floater Series 2014-CLRN Class F, 3.4676% 8/15/29 (b)(c)		2,591,000	2,382,641
Series 2014-CLMZ Class M, 6.1615% 8/15/29 (b)(c)		3,720,199	3,574,943
Boca Hotel Portfolio Trust Series 2013-BOCA Class E, 4.1845% 8/15/26 (b)(c)		1,750,000	1,748,080
Carefree Portfolio Trust floater Series 2014-CARE:
Class E, 4.434% 11/15/19 (b)(c)		14,436,000	14,301,356
Class F, 3.0177% 11/15/19 (b)(c)		1,703,000	1,614,562
Class MZA, 6.4105% 11/15/19 (b)(c)		6,042,000	6,004,241
Class MZB, 8.1559% 11/15/29 (b)(c)		2,680,000	2,657,744
CCRESG Commercial Mortgage Trust Series 2016-HEAT Class E, 5.4883% 4/10/29 (b)		3,400,000	3,195,971
CG-CCRE Commercial Mortgage Trust:
Series 2014-FL1:
Class YTC2, 2.9218% 6/15/31 (b)(c)		2,431,000	2,273,906
Class YTC3, 2.9218% 6/15/31 (b)(c)		874,000	812,054
Series 2014-FL1, 2.9218% 6/15/31 (b)(c)		2,431,000	2,289,224
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class F, 3.9121% 4/10/28 (b)(c)		3,987,000	3,737,097
CGGS Commercial Mortgage Trust Series 2016-RND Class DFL, 5.1828% 2/15/33 (b)(c)		1,219,000	1,234,279
Chase Commercial Mortgage Securities Corp.:
Series 1998-1 Class H, 6.34% 5/18/30 (b)		3,282,561	3,417,878
Series 1998-2 Class J, 6.39% 11/18/30 (b)		3,329,253	3,020,656
Citigroup Commercial Mortgage Trust:
Series 2013-GC15 Class D, 5.274% 9/10/46 (b)(c)		8,792,000	8,303,072
Series 2015-SHP2 Class E, 4.783% 7/15/27 (b)(c)		3,568,000	3,327,375
COMM Mortgage Trust:
floater Series 2014-PAT Class E, 3.5859% 8/13/27 (b)(c)		3,339,000	3,245,113
sequential payer Series 2013-LC6 Class E, 3.5% 1/10/46 (b)		5,250,000	3,703,800
Series 2012-CR5 Class D, 4.4821% 12/10/45 (b)(c)		1,550,000	1,487,156
Series 2013-CR10:
Class C, 4.9496% 8/10/46 (b)(c)		1,310,000	1,344,790
Class D, 4.9496% 8/10/46 (b)(c)		3,910,000	3,358,125
Series 2013-CR12 Class D, 5.2533% 10/10/46 (b)(c)		7,745,000	7,009,181
Series 2013-CR9 Class D, 4.3995% 7/10/45 (b)(c)		1,184,000	1,063,497
Series 2013-LC6 Class D, 4.4277% 1/10/46 (b)(c)		6,025,000	5,412,101
Series 2014-CR15 Class D, 4.9158% 2/10/47 (b)(c)		1,273,000	1,107,137
Series 2014-CR17 Class D, 4.959% 5/10/47 (b)(c)		2,720,000	2,322,645
Series 2014-UBS2 Class D, 5.1822% 3/10/47 (b)(c)		4,146,000	3,465,261
Series 2015-3BP Class F, 3.3463% 2/10/35 (b)(c)		5,288,000	4,588,731
Series 2015-CR23 Class CME, 3.8073% 5/10/48 (b)(c)		1,991,000	1,775,338
Commercial Mortgage Acceptance Corp. Series 1998-C2 Class J, 5.44% 9/15/30 (b)		5,594,320	5,449,332
Commercial Mortgage Asset Trust Series 1999-C2:
Class G, 6% 11/17/32		2,268,216	2,372,927
Class H, 6% 11/17/32		3,285,899	3,429,351
Commercial Mortgage Trust pass-thru certificates:
Series 2012-CR1:
Class C, 5.5419% 5/15/45 (c)		2,060,000	2,221,152
Class D, 5.5419% 5/15/45 (b)(c)		6,994,000	6,683,209
Series 2012-CR2:
Class E, 5.0167% 8/15/45 (b)(c)		6,370,000	5,869,530
Class F, 4.25% 8/15/45 (b)		7,900,000	6,343,044
Series 2012-LC4 Class D, 5.6436% 12/10/44 (b)(c)		7,914,000	7,987,367
Series 2014-CR2 Class G, 4.25% 8/15/45 (b)		1,500,000	1,031,166
Core Industrial Trust:
Series 2015-CALW Class G, 3.9787% 2/10/34 (b)(c)		3,107,000	2,818,390
Series 2015-TEXW Class F, 3.977% 2/10/34 (b)(c)		2,037,000	1,782,789
Series 2015-WEST Class F, 4.3677% 2/10/37 (b)(c)		6,476,000	5,480,760
Credit Suisse First Boston Mortgage Securities Corp.:
Series 1998-C1:
Class F, 6% 5/17/40 (b)		4,514,588	4,657,158
Class H, 6% 5/17/40 (b)		2,501,042	2,041,959
Series 1998-C2:
Class F, 6.75% 11/15/30 (b)		1,032,247	1,044,029
Class G, 6.75% 11/15/30 (b)		1,065,000	1,097,562
Series 2002-CKP1 Class KZ, 6.294% 12/15/35 (b)(c)		2,033,693	2,036,924
CSMC Trust floater Series 2015-DEAL:
Class D, 3.534% 4/15/29 (b)(c)		4,500,000	4,359,978
Class E, 4.434% 4/15/29 (b)(c)		2,000,000	1,882,791
Class F, 5.184% 4/15/29 (b)(c)		2,721,000	2,526,976
DBCCRE Mortgage Trust Series 2014-ARCP Class E, 5.099% 1/10/34 (b)(c)		5,120,000	4,761,243
DBUBS Mortgage Trust:
Series 2011-LC1A:
Class D, 5.867% 11/10/46 (b)(c)		1,000,000	1,068,406
Class E, 5.867% 11/10/46 (b)(c)		8,929,000	9,505,668
Class F, 5.867% 11/10/46 (b)(c)		7,806,000	7,660,960
Class G, 4.652% 11/10/46 (b)		9,378,000	8,417,707
Series 2011-LC3A Class D, 5.6276% 8/10/44 (b)(c)		2,639,000	2,708,547
Freddie Mac:
pass-thru certificates Series K013 Class X3, 2.8134% 1/25/43 (c)(d)		5,370,000	601,402
Series KAIV Class X2, 3.6147% 6/25/46 (c)(d)		2,780,000	437,432
FREMF Mortgage Trust:
Series 2010-K9 Class B, 5.3692% 9/25/45 (b)(c)		4,544,000	4,976,587
Series 2011-K10 Class B, 4.79% 11/25/49 (b)(c)		2,500,000	2,685,017
Series 2011-K11 Class B, 4.5722% 12/25/48 (b)(c)		3,190,000	3,402,839
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class EFX, 3.4949% 12/15/19 (b)(c)		6,500,000	6,082,330
Class FFX, 3.4949% 12/15/19 (b)(c)		1,721,000	1,581,435
GE Capital Commercial Mortgage Corp. Series 2005-C3 Class J, 5.3087% 7/10/45 (b)(c)		1,172,117	729,703
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C1 Class H, 6.6% 7/15/29		1,921,156	1,718,609
Series 1997-C2:
Class G, 6.75% 4/15/29 (c)		1,311,314	1,349,656
Class H, 6.75% 4/15/29 (c)		6,130,384	5,047,577
Series 1999-C2I Class K, 6.481% 9/15/33		7,875,000	7,129,208
GP Portfolio Trust Series 2014-GPP:
Class D, 3.1828% 2/15/27 (b)(c)		2,691,000	2,612,589
Class E, 4.2828% 2/15/27 (b)(c)		1,717,000	1,625,975
Grace Mortgage Trust Series 2014-GRCE Class F, 3.7098% 6/10/28 (b)(c)		1,491,000	1,373,792
GS Mortgage Securities Corp. II:
Series 2004-GG2:
Class J, 5.067% 8/10/38 (b)(c)		420,000	78,779
Class K, 5.067% 8/10/38 (b)(c)		410,131	31,644
Series 2010-C1:
Class D, 6.2172% 8/10/43 (b)(c)		4,985,000	5,303,841
Class E, 4% 8/10/43 (b)		5,951,000	5,451,822
Class F, 4% 8/10/43 (b)		3,909,000	3,306,717
GS Mortgage Securities Trust:
Series 2010-C2 Class D, 5.3575% 12/10/43 (b)(c)		4,100,000	4,131,694
Series 2011-GC3 Class D, 5.8154% 3/10/44 (b)(c)		1,239,000	1,310,379
Series 2011-GC5:
Class C, 5.4889% 8/10/44 (b)(c)		5,010,000	5,382,224
Class D, 5.4889% 8/10/44 (b)(c)		5,563,000	5,603,498
Class E, 5.4889% 8/10/44 (b)(c)		966,000	836,233
Class F, 4.5% 8/10/44 (b)		4,500,000	3,356,042
Series 2012-GC6:
Class D, 5.8183% 1/10/45 (b)(c)		2,700,000	2,591,315
Class E, 5% 1/10/45 (b)(c)		1,822,000	1,528,037
Series 2012-GC6I Class F, 5% 1/10/45 (c)		1,810,000	1,353,214
Series 2012-GCJ7:
Class C, 5.9069% 5/10/45 (c)		5,830,000	6,177,033
Class D, 5.9069% 5/10/45 (b)(c)		10,293,500	9,643,715
Class E, 5% 5/10/45 (b)		6,263,000	5,070,745
Class F, 5% 5/10/45 (b)		8,442,000	6,100,630
Series 2012-GCJ9 Class D, 5.0154% 11/10/45 (b)(c)		4,788,000	4,314,213
Series 2013-GC12 Class D, 4.6147% 6/10/46 (b)(c)		1,043,000	880,019
Series 2013-GC13 Class D, 4.2035% 7/10/46 (b)(c)		6,567,000	5,442,901
Series 2013-GC16:
Class D, 5.4931% 11/10/46 (b)(c)		4,709,000	4,146,963
Class F, 3.5% 11/10/46 (b)		3,037,000	2,056,965
Series 2016-GS2 Class C, 4.681% 5/10/49 (c)		2,959,000	3,039,475
Series 2016-RENT:
Class E, 4.202% 2/10/29 (b)(c)		1,714,000	1,576,479
Class F, 4.202% 2/10/29 (b)(c)		6,374,000	5,742,945
Hilton U.S.A. Trust:
floater Series 2014-ORL Class E, 3.6828% 7/15/29 (b)(c)		2,884,000	2,695,671
Series 2013-HLT Class EFX, 4.6017% 11/5/30 (b)(c)		8,062,000	8,084,472
JPMBB Commercial Mortgage Securities Trust:
Series 2014-C22 Class D, 4.7125% 9/15/47 (b)(c)		2,472,000	1,923,214
Series 2015-C32 Class C, 4.8189% 11/15/48 (c)		3,800,000	3,470,124
JPMorgan Chase Commercial Mortgage Securities Corp.:
floater Series 2011-CCHP Class E, 5.15% 7/15/28 (b)(c)		2,000,000	1,999,877
Series 2003-C1 Class F, 5.614% 1/12/37 (b)(c)		805,000	790,625
Series 2009-IWST:
Class C, 7.4453% 12/5/27 (b)(c)		2,260,000	2,618,120
Class D, 7.6935% 12/5/27 (b)(c)		10,670,000	12,356,827
Series 2010-CNTR Class D, 6.3899% 8/5/32 (b)(c)		4,170,000	4,674,576
Series 2012-CBX:
Class D, 5.3938% 6/16/45 (b)(c)		4,050,000	4,056,249
Class E, 5.3938% 6/15/45 (b)(c)		2,610,000	2,574,602
Class F, 4% 6/15/45 (b)		3,759,000	2,978,125
Class G 4% 6/15/45 (b)		4,957,000	3,478,313
JPMorgan Chase Commercial Mortgage Securities Trust:
floater:
Series 2014-INN:
Class E, 4.034% 6/15/29 (b)(c)		3,280,000	3,179,838
Class F, 4.434% 6/15/29 (b)(c)		4,191,000	3,975,949
Series 2015-CSMO Class D, 3.7328% 1/15/32 (b)(c)		9,733,000	9,592,974
Series 2004-CBX Class D, 5.097% 1/12/37 (c)		1,215,000	1,175,751
Series 2005-LDP2:
Class C, 4.911% 7/15/42 (c)		3,275,000	3,269,400
Class F, 5.01% 7/15/42 (c)		811,000	722,731
Series 2011-C3 Class E, 5.7878% 2/15/46 (b)(c)		1,943,000	2,012,529
Series 2011-C4:
Class E, 5.6611% 7/15/46 (b)(c)		6,160,000	6,297,473
Class F, 3.873% 7/15/46 (b)		555,000	488,904
Class H, 3.873% 7/15/46 (b)		3,221,000	2,350,772
Class NR, 3.873% 7/15/46 (b)		1,588,500	939,090
Class TAC2, 7.99% 7/15/46 (b)		3,196,000	3,281,896
Series 2011-C5:
Class C, 5.5% 8/15/46 (b)(c)		5,803,234	6,233,053
Class D, 5.5% 8/15/46 (b)(c)		2,000,000	2,044,084
Series 2013-LC11:
Class C, 3.9582% 4/15/46 (c)		201,000	200,854
Class D, 4.3789% 4/15/46 (c)		3,555,000	3,222,332
Class F, 3.25% 4/15/46 (b)(c)		7,077,000	4,210,371
Series 2014-DSTY:
Class D, 3.9314% 6/10/27 (b)(c)		3,858,000	3,717,202
Class E, 3.9314% 6/10/27 (b)(c)		4,173,000	3,660,190
Series 2015-UES Class F, 3.7417% 9/5/32 (b)(c)		4,221,000	3,784,440
JPMorgan Commercial Mortgage Finance Corp. Series 1999-C8 Class H, 6% 7/15/31 (b)		503,534	471,514
Ladder Capital Commercial Mortgage Securities Trust Series 2014-909 Class E, 4.0278% 5/15/31 (b)(c)		5,117,000	4,881,053
LB Commercial Conduit Mortgage Trust Series 1998-C1 Class K, 6.3% 2/18/30 (b)		1,634,963	1,399,959
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class AM, 5.413% 9/15/39		5,000,000	5,030,392
Series 2006-C7 Class AM, 5.378% 11/15/38		1,160,000	1,171,021
Series 2006-C4:
Class AJ, 6.1155% 6/15/38 (c)		6,665,000	6,656,499
Class AM, 6.1155% 6/15/38 (c)		3,840,000	3,840,178
Liberty Street Trust Series 2016-225L Class D, 4.8034% 2/10/36 (b)(c)		2,459,000	2,482,341
LSTAR Commercial Mortgage Trust Series 2014-2:
Class D, 5.0408% 1/20/41 (b)(c)		1,228,000	1,179,292
Class E, 5.0408% 1/20/41 (b)(c)		1,913,000	1,709,360
Mach One Trust LLC Series 2004-1A:
Class L, 5.45% 5/28/40 (b)(c)		1,393,000	1,353,894
Class M, 5.45% 5/28/40 (b)(c)		1,533,000	1,406,221
Merrill Lynch Financial Asset, Inc. Series 2005-CA17:
Class H, 4.525% 11/12/37 (c)	CAD	130,716	97,604
Class J, 4.525% 11/12/37 (c)	CAD	248,000	183,698
Class K, 4.525% 11/12/37 (c)	CAD	261,000	192,374
Class L, 4.525% 11/12/37 (c)	CAD	248,000	181,895
Class M, 4.525% 11/12/37 (c)	CAD	2,006,355	1,426,625
Merrill Lynch Mortgage Investors Trust Series 1997-C2 Class F, 6.25% 12/10/29 (c)		1,841,141	1,839,110
Merrill Lynch Mortgage Trust Series 2006-C1 Class AJ, 5.9211% 5/12/39 (c)		6,894,962	6,880,207
Mezz Capital Commercial Mortgage Trust:
Series 2004-C1 Class IO, 8.9993% 1/15/37 (b)(c)(d)		33,524	1,289
Series 2004-C2:
Class D, 7.347% 10/15/40 (b)		1,074,000	108
Class E, 8.309% 10/15/40 (b)		59,302	6
Morgan Stanley BAML Trust:
sequential payer Series 2014-C18 Class 300E, 4.6896% 8/15/31 (b)		2,000,000	1,792,037
Series 2012-C6 Class D, 4.8118% 11/15/45 (b)(c)		4,361,000	4,281,082
Series 2013-C12 Class D, 4.9248% 10/15/46 (b)(c)		4,000,000	3,725,637
Series 2013-C13:
Class D, 5.0551% 11/15/46 (b)(c)		3,975,000	3,639,087
Class E, 5.0551% 11/15/46 (b)(c)		2,000,000	1,599,827
Series 2013-C7:
Class D, 4.4359% 2/15/46 (b)(c)		4,540,000	4,087,932
Class E, 4.4359% 2/15/46 (b)(c)		1,580,000	1,240,670
Series 2013-C8 Class D, 4.1972% 12/15/48 (b)(c)		2,260,000	1,992,092
Series 2013-C9:
Class C, 4.2066% 5/15/46 (c)		3,070,000	3,090,524
Class D, 4.2946% 5/15/46 (b)(c)		5,300,000	4,721,653
Morgan Stanley Capital I Trust:
floater Series 2006-XLF Class J, 0.8628% 7/15/19 (b)(c)		2,609,698	2,547,871
sequential payer:
Series 2006-HQ10 Class AM, 5.36% 11/12/41		4,640,000	4,673,492
Series 2006-HQ9 Class AM, 5.773% 7/12/44		948,162	947,659
Series 2012-C4 Class E, 5.7085% 3/15/45 (b)(c)		5,018,000	4,893,702
Series 1997-RR Class F, 7.4209% 4/30/39 (b)(c)		383,385	377,777
Series 1998-CF1 Class G, 7.35% 7/15/32 (b)		1,282,518	1,283,982
Series 1999-CAM1:
Class M, 6.54% 3/15/32 (b)		1,672,123	1,598,206
Class N, 6.54% 3/15/32 (b)		109,942	26,504
Series 1999-WF1:
Class N, 5.91% 11/15/31 (b)		1,600,000	1,584,014
Class O, 5.91% 11/15/31 (b)		1,199,240	982,206
Series 2004-IQ7 Class G, 5.3136% 6/15/38 (b)(c)		1,140,000	1,176,541
Series 2006-IQ12 Class AMFX, 5.37% 12/15/43		5,000,000	5,059,613
Series 2011-C1:
Class C, 5.6007% 9/15/47 (b)(c)		2,050,000	2,266,435
Class D, 5.6007% 9/15/47 (b)(c)		10,522,000	10,931,012
Class E, 5.6007% 9/15/47 (b)(c)		1,500,000	1,530,691
Series 2011-C2:
Class D, 5.6463% 6/15/44 (b)(c)		3,895,000	4,075,015
Class E, 5.6463% 6/15/44 (b)(c)		4,900,000	4,946,844
Class F, 5.6463% 6/15/44 (b)(c)		3,620,000	3,459,892
Series 2011-C3:
Class C, 5.3505% 7/15/49 (b)(c)		1,920,000	2,041,278
Class D, 5.3505% 7/15/49 (b)(c)		7,530,000	7,800,114
Class E, 5.3505% 7/15/49 (b)(c)		3,029,000	3,048,217
Class G, 5.3505% 7/15/49 (b)(c)		3,909,000	3,007,414
Series 2012-C4:
Class D, 5.7085% 3/15/45 (b)(c)		1,950,000	1,948,238
Class F, 3.07% 3/15/45 (b)		1,500,000	1,124,990
Series 2014-150E:
Class C, 4.4382% 9/9/32 (b)(c)		2,867,000	3,020,075
Class F, 4.4382% 9/9/32 (b)(c)		2,900,000	2,486,066
Series 2015-MS1:
Class C, 4.1637% 5/15/48 (c)		3,074,000	2,907,483
Class D, 4.1637% 5/15/48 (b)(c)		1,831,000	1,422,118
Series 2015-UBS8 Class D, 3.25% 12/15/48 (b)		3,409,000	2,574,222
Morgan Stanley Dean Witter Capital I Trust Series 2001-TOP3 Class E, 7.8071% 7/15/33 (b)(c)		958,166	1,052,361
Motel 6 Trust Series 2015-MTL6:
Class E, 5.2785% 2/5/30 (b)		9,137,000	8,922,069
Class F, 5% 2/5/30 (b)		2,161,000	2,016,375
MSJP Commercial Securities Mortgage Trust:
Series 2015-HAUL Class E, 5.0127% 9/5/47 (b)(c)		1,217,000	938,021
Series 2015-HAUL, Class D, 4.851% 9/5/47 (b)(c)		1,244,000	1,199,298
NationsLink Funding Corp. Series 1999-LTL1:
Class C, 7.399% 1/22/26 (b)		638,294	641,668
Class D, 6.45% 1/22/26 (b)		3,660,000	3,799,411
Providence Place Group Ltd. Partnership Series 2000-C1 Class A2, 7.75% 7/20/28 (b)		2,851,379	3,482,247
Real Estate Asset Liquidity Trust:
Series 2006-2:
Class F, 4.456% 9/12/38 (b)	CAD	1,170,000	898,170
Class G, 4.456% 9/12/38 (b)	CAD	585,000	447,046
Class H, 4.456% 9/12/38 (b)	CAD	390,000	295,580
Class J, 4.456% 9/12/38 (b)	CAD	390,000	290,334
Class K, 4.456% 9/12/38 (b)	CAD	195,000	141,986
Class L, 4.456% 9/12/38 (b)	CAD	281,000	196,020
Class M, 4.456% 9/12/38 (b)	CAD	1,134,647	734,694
Series 2007-1:
Class F, 4.57% 4/12/23	CAD	1,515,000	1,166,273
Class G, 4.57% 4/12/23	CAD	505,000	387,148
Class H, 4.57% 4/12/23	CAD	505,000	385,550
Class J, 4.57% 4/12/23	CAD	505,000	383,959
Class K, 4.57% 4/12/23	CAD	253,000	191,569
Class L, 4.57% 4/12/23	CAD	757,000	570,843
Class M, 4.57% 4/12/23	CAD	1,864,935	1,351,781
SCG Trust Series 2013-SRP1 Class D, 3.776% 11/15/26 (b)(c)		10,324,000	9,640,590
Starwood Retail Property Trust Series 2014-STAR Class D, 3.6828% 11/15/27 (b)(c)		4,700,000	4,456,891
TIAA Seasoned Commercial Mortgage Trust:
sequential payer Series 2007-C4 Class AJ, 5.5351% 8/15/39 (c)		842,493	846,887
Series 2007-C4 Class F, 5.5351% 8/15/39 (c)		5,345,000	4,997,566
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (b)		1,530,000	1,534,575
UBS Commercial Mortgage Trust Series 2012-C1:
Class D, 5.7187% 5/10/45 (b)(c)		5,491,000	5,494,155
Class F, 5% 5/10/45 (b)(c)		1,911,000	1,436,241
UBS-BAMLL Trust:
Series 12-WRM Class D, 4.3793% 6/10/30 (b)(c)		1,550,000	1,464,005
Series 2012-WRM Class C, 4.3793% 6/10/30 (b)(c)		1,000,000	992,211
Wachovia Bank Commercial Mortgage Trust Series 2004-C11:
Class D, 5.2947% 1/15/41 (c)		2,720,000	2,760,827
Class E, 5.3447% 1/15/41 (c)		2,465,000	2,500,320
Wells Fargo Commercial Mortgage Trust:
Series 2010-C1 Class XB, 0.6837% 11/15/43 (b)(c)(d)		26,055,541	615,346
Series 2012-LC5 Class D, 4.9357% 10/15/45 (b)(c)		6,749,000	6,390,669
Series 2013-LC12 Class C, 4.4334% 7/15/46 (c)		3,238,000	3,323,254
Series 2015-NXS4 Class E, 3.7562% 12/15/48 (b)(c)		2,457,000	1,652,017
WF-RBS Commercial Mortgage Trust:
sequential payer Series 2011-C4I Class G, 5% 6/15/44 (b)		1,502,600	1,148,621
Series 2011-C3:
Class C, 5.335% 3/15/44 (b)		2,240,000	2,368,731
Class D, 5.7969% 3/15/44 (b)(c)		3,984,000	4,095,824
Class E, 5% 3/15/44 (b)		1,510,000	1,349,628
Class F, 5% 3/15/44 (b)		2,907,350	2,290,449
Series 2011-C4:
Class D, 5.4241% 6/15/44 (b)(c)		1,940,000	2,004,965
Class E, 5.4241% 6/15/44 (b)(c)		2,554,000	2,577,304
Series 2011-C5:
Class C, 5.8212% 11/15/44 (b)(c)		1,670,000	1,804,431
Class D, 5.8212% 11/15/44 (b)(c)		3,575,000	3,827,343
Class E, 5.8212% 11/15/44 (b)(c)		2,581,655	2,639,712
Class F, 5.25% 11/15/44 (b)(c)		4,587,000	3,845,672
Class G, 5.25% 11/15/44 (b)(c)		1,507,150	1,149,114
Series 2012-C10:
Class D, 4.602% 12/15/45 (b)(c)		2,130,000	1,907,926
Class E, 4.602% 12/15/45 (b)(c)		5,765,000	4,556,447
Class F, 4.602% 12/15/45 (b)(c)		7,537,000	5,154,057
Series 2012-C6 Class D, 5.7458% 4/15/45 (b)(c)		3,250,000	3,268,935
Series 2012-C7:
Class C, 4.992% 6/15/45 (c)		3,793,000	4,018,397
Class E, 4.992% 6/15/45 (b)(c)		4,374,000	4,173,197
Class F, 4.5% 6/15/45 (b)		1,765,000	1,423,750
Class G, 4.5% 6/15/45 (b)		5,063,750	3,479,049
Series 2012-C8 Class D, 5.0364% 8/15/45 (b)(c)		1,000,000	978,989
Series 2013-C11:
Class D, 4.3179% 3/15/45 (b)(c)		2,240,000	1,994,409
Class E, 4.3179% 3/15/45 (b)(c)		6,000,000	4,546,197
Series 2013-C13 Class D, 4.1386% 5/15/45 (b)(c)		1,800,000	1,560,429
Series 2013-UBS1 Class D, 4.7832% 3/15/46 (b)(c)		2,537,000	2,313,464
WFCG Commercial Mortgage Trust floater Series 2015-BXRP:
Class F, 4.1531% 11/15/29 (b)(c)		4,379,481	4,219,057
Class G, 3.4528% 11/15/29 (b)(c)		1,054,096	972,466
WP Glimcher Mall Trust Series 2015-WPG Class PR2, 3.6332% 6/5/35 (b)(c)		2,604,000	2,084,617
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $796,423,881)			808,568,645
		Shares	Value

Preferred Stocks - 5.3%
Convertible Preferred Stocks - 0.4%
Homebuilders/Real Estate - 0.2%
Alexandria Real Estate Equities, Inc. Series D 7.00%		64,000	2,096,000
Hotels - 0.2%
FelCor Lodging Trust, Inc. Series A, 1.95%		84,700	2,133,593

TOTAL CONVERTIBLE PREFERRED STOCKS			4,229,593

Nonconvertible Preferred Stocks - 4.9%
Diversified Financial Services - 0.2%
American Homes 4 Rent Series D, 6.50% (f)		103,400	2,642,904
Homebuilders/Real Estate - 4.5%
Alexandria Real Estate Equities, Inc. Series E, 6.45%		79,400	2,073,928
Annaly Capital Management, Inc.:
Series A, 7.875%		108,781	2,822,867
Series C, 7.625%		48,000	1,215,360
CBL & Associates Properties, Inc. Series D, 7.375%		129,000	3,185,010
Cedar Shopping Centers, Inc. Series B, 7.25%		30,000	789,300
Corporate Office Properties Trust Series L, 7.375%		71,383	1,849,534
CYS Investments, Inc. Series B, 7.50%		80,500	1,911,875
DDR Corp. Series K, 6.25%		90,662	2,386,224
Digital Realty Trust, Inc. Series E, 7.00%		60,000	1,551,600
Equity Lifestyle Properties, Inc. Series C, 6.75%		161,628	4,210,409
First Potomac Realty Trust 7.75%		7,500	190,500
Hersha Hospitality Trust Series B, 8.00%		80,827	2,045,731
MFA Financial, Inc. Series B, 7.50%		96,700	2,454,246
PS Business Parks, Inc. Series S, 6.45%		152,000	3,947,440
Public Storage:
Series R, 6.35%		47,500	1,217,900
Series S, 5.90%		50,000	1,306,000
Realty Income Corp. Series F, 6.625%		80,000	2,102,400
Regency Centers Corp. Series 6, 6.625%		34,710	915,303
Retail Properties America, Inc. 7.00%		135,649	3,560,786
Stag Industrial, Inc. Series A, 9.00%		60,000	1,566,000
Sun Communities, Inc. Series A, 7.125%		132,619	3,469,313
Taubman Centers, Inc. Series J, 6.50%		66,277	1,725,190
			46,496,916
Hotels - 0.2%
Hospitality Properties Trust Series D, 7.125%		70,000	1,836,800

TOTAL NONCONVERTIBLE PREFERRED STOCKS			50,976,620

TOTAL PREFERRED STOCKS
(Cost $52,396,519)			55,206,213
		Principal Amount(a)	Value

Bank Loan Obligations - 3.2%
Diversified Financial Services - 0.0%
Ocwen Loan Servicing, LLC Tranche B, term loan 5.5% 2/15/18 (c)		73,044	71,903
Food & Drug Retail - 0.4%
Albertson's LLC Tranche B 5LN, term loan 5.5% 12/21/22 (c)		4,084,763	4,086,478
Healthcare - 0.1%
Drumm Investors LLC Tranche B, term loan 9.5% 5/4/18 (c)		996,463	970,725
Homebuilders/Real Estate - 0.7%
AmeriCold Reality Operating Partnership LP Tranche B, term loan 6.5% 12/1/22 (c)		3,605,963	3,614,977
CityCenter 8.74% 7/12/16 (c)		277,613	277,613
MGM Growth Properties Operating Partner LP Tranche B, term loan 4% 4/25/23 (c)		510,000	513,096
Realogy Group LLC Tranche B, term loan 3.75% 3/5/20 (c)		2,533,170	2,537,401

TOTAL HOMEBUILDERS/REAL ESTATE			6,943,087

Hotels - 1.1%
Hilton Worldwide Finance, LLC Tranche B, term loan 3.5% 10/25/20 (c)		5,003,289	5,016,848
La Quinta Intermediate Holdings LLC Tranche B LN, term loan 3.75% 4/14/21 (c)		5,919,124	5,850,048
Playa Resorts Holding BV Tranche B, term loan 4% 8/9/19 (c)		992,366	981,202

TOTAL HOTELS			11,848,098

Super Retail - 0.9%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (c)		9,121,326	9,121,326
TOTAL BANK LOAN OBLIGATIONS
(Cost $32,954,553)			33,041,617

Preferred Securities - 0.0%
Homebuilders/Real Estate - 0.0%
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (b)		3,000,000	1,509
Crest Dartmouth Street 2003 1 Ltd. Series 2003-1A Class PS, 6/28/38 (b)		3,100,000	527,620

TOTAL HOMEBUILDERS/REAL ESTATE

(Cost $6,004,704)			529,129
		Shares	Value

Money Market Funds - 5.6%
Fidelity Cash Central Fund, 0.40% (g)
(Cost $57,888,005)		57,888,005	57,888,005
TOTAL INVESTMENT PORTFOLIO - 99.6%
(Cost $1,034,824,326)			1,034,114,840
NET OTHER ASSETS (LIABILITIES) - 0.4%			4,234,411
NET ASSETS - 100%			$1,038,349,251

Currency Abbreviations

CAD – Canadian dollar

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $734,287,901 or 70.7% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $259,707 or 0.0% of net assets.

 (f) Non-income producing

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
Fannie Mae REMIC Trust Series 2001-W3 subordinate REMIC pass thru certificates, Class B3, 7% 9/25/41	5/21/03	$193,969
Fannie Mae REMIC Trust Series 2003-W1 subordinate REMIC pass thru certificates, Class B3, 4.1319% 12/25/42	3/25/03	$411,583
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B4, 3.1812% 6/25/43	9/29/03	$82,546
Fannie Mae REMIC Trust Series 2003-W10 subordinate REMIC pass thru certificates, Class 2B5, 3.1812% 6/25/43	9/29/03	$15,630

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$130,042
Total	$130,042

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Financials	$55,206,213	$55,206,213	$--	$--
Corporate Bonds	39,796,035	--	39,796,035	--
Asset-Backed Securities	25,957,240	--	24,142,392	1,814,848
Collateralized Mortgage Obligations	13,127,956	--	12,580,689	547,267
Commercial Mortgage Securities	808,568,645	--	790,257,362	18,311,283
Bank Loan Obligations	33,041,617	--	32,764,004	277,613
Preferred Securities	529,129	--	--	529,129
Money Market Funds	57,888,005	57,888,005	--	--
Total Investments in Securities:	$1,034,114,840	$113,094,218	$899,540,482	$21,480,140
Percentage of Market Value	100%	10.9%	87.0%	2.1%

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Commercial Mortgage Securities
Beginning Balance	$7,884,900
Net Realized Gain (Loss) on Investment Securities	(105,149)
Net Unrealized Gain (Loss) on Investment Securities	(1,487,073)
Cost of Purchases	--
Proceeds of Sales	(2,513,059)
Amortization/Accretion	284,753
Transfers into Level 3	14,246,911
Transfers out of Level 3	--
Ending Balance	$18,311,283
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2016	$(1,653,885)
Other Investments in Securities
Beginning Balance	$6,209,548
Net Realized Gain (Loss) on Investment Securities	(57,167)
Net Unrealized Gain (Loss) on Investment Securities	(1,948,834)
Cost of Purchases	269,500
Proceeds of Sales	(994,600)
Amortization/Accretion	(309,590)
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$3,168,857
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2016	$(2,139,782)

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributable to a lack of observable market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliations are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		May 31, 2016
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $976,936,321)	$976,226,835
Fidelity Central Funds (cost $57,888,005)	57,888,005
Total Investments (cost $1,034,824,326)		$1,034,114,840
Cash		164,049
Receivable for investments sold		135,209
Receivable for fund shares sold		1,100,000
Dividends receivable		87,458
Interest receivable		4,300,968
Distributions receivable from Fidelity Central Funds		21,982
Prepaid expenses		309
Other receivables		10
Total assets		1,039,924,825
Liabilities
Payable for investments purchased	$506,955
Distributions payable	237,874
Accrued management fee	614,690
Other affiliated payables	49,322
Other payables and accrued expenses	166,733
Total liabilities		1,575,574
Net Assets		$1,038,349,251
Net Assets consist of:
Paid in capital		$1,078,459,564
Distributions in excess of net investment income		(1,802,223)
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(37,598,161)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(709,929)
Net Assets, for 120,982,620 shares outstanding		$1,038,349,251
Net Asset Value, offering price and redemption price per share ($1,038,349,251 ÷ 120,982,620 shares)		$8.58

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended May 31, 2016
Investment Income
Dividends		$1,782,753
Interest		28,898,282
Income from Fidelity Central Funds		130,042
Total income		30,811,077
Expenses
Management fee	$3,642,331
Transfer agent fees	76,872
Accounting fees and expenses	215,654
Custodian fees and expenses	13,209
Independent trustees' fees and expenses	2,234
Audit	175,240
Legal	571
Miscellaneous	3,942
Total expenses before reductions	4,130,053
Expense reductions	(3,998)	4,126,055
Net investment income (loss)		26,685,022
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(657,772)
Foreign currency transactions	(54,915)
Total net realized gain (loss)		(712,687)
Change in net unrealized appreciation (depreciation) on: Investment securities	(28,078,080)
Assets and liabilities in foreign currencies	(214)
Total change in net unrealized appreciation (depreciation)		(28,078,294)
Net gain (loss)		(28,790,981)
Net increase (decrease) in net assets resulting from operations		$(2,105,959)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended May 31, 2016	Year ended November 30, 2015
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$26,685,022	$57,419,373
Net realized gain (loss)	(712,687)	1,199,413
Change in net unrealized appreciation (depreciation)	(28,078,294)	(22,325,283)
Net increase (decrease) in net assets resulting from operations	(2,105,959)	36,293,503
Distributions to shareholders from net investment income	(23,703,121)	(48,877,097)
Distributions to shareholders from net realized gain	–	(5,045,131)
Distributions to shareholders from tax return of capital	–	(2,969,041)
Total distributions	(23,703,121)	(56,891,269)
Share transactions
Proceeds from sales of shares	96,787,000	183,316,000
Reinvestment of distributions	21,997,785	52,631,236
Cost of shares redeemed	(106,799,373)	(116,990,824)
Net increase (decrease) in net assets resulting from share transactions	11,985,412	118,956,412
Total increase (decrease) in net assets	(13,823,668)	98,358,646
Net Assets
Beginning of period	1,052,172,919	953,814,273
End of period (including distributions in excess of net investment income of $1,802,223 and distributions in excess of net investment income of $4,784,124, respectively)	$1,038,349,251	$1,052,172,919
Other Information
Shares
Sold	11,300,877	20,647,694
Issued in reinvestment of distributions	2,566,579	5,900,238
Redeemed	(12,478,960)	(13,045,480)
Net increase (decrease)	1,388,496	13,502,452

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate High Income Fund

	Six months endedMay 31,	Years ended November 30,
	2016	2015	2014	2013	2012	2011
Selected Per–Share Data
Net asset value, beginning of period	$8.80	$8.99	$8.77	$8.72	$7.87	$7.83
Income from Investment Operations
Net investment income (loss)A	.223	.539	.560	.542	.537	.546
Net realized and unrealized gain (loss)	(.244)	(.190)	.205	.048	.898	.167
Total from investment operations	(.021)	.349	.765	.590	1.435	.713
Distributions from net investment income	(.199)	(.462)	(.495)	(.505)	(.574)	(.673)
Distributions from net realized gain	–	(.050)	(.050)	(.035)	(.011)	–
Tax return of capital	–	(.027)	–	–	–	–
Total distributions	(.199)	(.539)	(.545)	(.540)	(.585)	(.673)
Net asset value, end of period	$8.58	$8.80	$8.99	$8.77	$8.72	$7.87
Total ReturnB,C	(.22)%	3.96%	8.98%	6.96%	18.94%	9.34%
Ratios to Average Net AssetsD,E
Expenses before reductions	.81%F	.80%	.81%	.83%	.81%	.82%
Expenses net of fee waivers, if any	.81%F	.80%	.81%	.83%	.81%	.82%
Expenses net of all reductions	.81%F	.80%	.81%	.83%	.81%	.82%
Net investment income (loss)	5.21%F	6.05%	6.31%	6.18%	6.52%	6.86%
Supplemental Data
Net assets, end of period (000 omitted)	$1,038,349	$1,052,173	$953,814	$877,459	$902,714	$717,528
Portfolio turnover rateG	12%F	20%	20%	22%	21%	20%

 A Calculated based on average shares outstanding during the period.

 B Total returns for periods of less than one year are not annualized.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 F Annualized

 G Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended May 31, 2016

1. Organization.

Fidelity Real Estate High Income Fund (the Fund) is a fund of Fidelity Advisor Series I (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank loan obligations and preferred securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and commercial mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

The Fund attempts to obtain prices from one or more third party pricing vendors or brokers. For certain securities, independent prices may be unavailable, unreliable or limited to a single third party pricing vendor or broker. As of May 31, 2016, 14% of the securities held by the Fund were either valued based on a price provided by a single third party pricing vendor or broker or were fair valued. Actual prices may differ from the values that would be realized if the securities were sold, and the differences could be material.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the Fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 05/31/16	Valuation Technique(s)	Unobservable Input	Amount or Range/Weighted Average	Impact to Valuation from an Increase in Input(a)
Bank Loan Obligations	$ 277,613	Discounted cash flow	Yield	8.8%	Decrease
Asset-Backed Securities	$ 1,814,848	Discounted cash flow	Yield	4.5% - 15.0% / 11.8%	Decrease
		Expected distribution	Recovery rate	0.0% - 25.0% / 24.9%	Increase
		Market observation	Evaluated bid	$19.39	Increase
Commercial Mortgage Securities	$ 13,225,257	Discounted cash flow	Discount rate	20.0%	Decrease
			Spread	8.2% - 24.3% / 10.0%	Decrease
			Yield	7.5% - 12.0% / 7.5%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase
Collateralized Mortgage Obligations	$ 547,267	Discounted cash flow	Yield	4.0% - 20.0% / 11.3%	Decrease
		Expected distribution	Recovery rate	0.9% - 1.0% / 0.9%	Increase
		Market observation	Evaluated bid	$12.19 - $72.10 / $47.90	Increase
Preferred Securities	$ 529,129	Discounted cash flow	Yield	12.0%	Decrease
		Expected distribution	Recovery rate	0.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of May 31, 2016, as well as a roll forward of Level 3 investments, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Subsequent to ex-dividend date the Fund determines the components of these distributions, based upon receipt of tax filings or other correspondence relating to the underlying investment. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. For certain lower credit quality securitized assets that have contractual cash flows (for example, asset backed securities, collateralized mortgage obligations and commercial mortgage-backed securities), changes in estimated cash flows are periodically evaluated and the estimated yield is adjusted on a prospective basis, resulting in increases or decreases to Interest Income in the accompanying Statement of Operations. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, passive foreign investment companies (PFIC), market discount, capital loss carryforwards and losses deferred due to excise tax regulations and tax return of capital distribution.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$41,985,696
Gross unrealized depreciation	(42,574,898)
Net unrealized appreciation (depreciation) on securities	$(589,202)
Tax cost	$1,034,704,042

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2016	$(5,138,254)
2017	(12,497,160)
2019	(15,362,164)
Total with expiration	$(32,997,578)
No expiration
Short-term	$(459,219)
Long-term	(3,316,453)
Total no expiration	(3,775,672)
Total capital loss carryforward	$(36,773,250)

The Fund elected to defer to its next fiscal year approximately $526,505 of capital losses recognized during the period November 1, 2014 to November 30, 2015.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

Loans and Other Direct Debt Instruments. The Fund invests in direct debt instruments which are interests in amounts owed to lenders by corporate or other borrowers. These instruments may be in the form of loans, trade claims or other receivables and may include standby financing commitments such as revolving credit facilities that obligate the Fund to supply additional cash to the borrower on demand. Loans may be acquired through assignment or participation. The Fund did not have any unfunded loan commitments, which are contractual obligations for future funding, at period end.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $90,675,753 and $56,204,002, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .60% of the Fund's average net assets and an annualized group fee rate that averaged .11% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by the investment adviser, including any mutual funds previously advised by the investment adviser that are currently advised by Fidelity SelectCo, LLC, an affiliate of the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .71% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .02% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $918 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $26 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $234.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $3,738.

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, two otherwise unaffiliated shareholders were the owners of record of approximately 32% of the total outstanding shares of the Fund.

9. Credit and Liquidity Risk.

The Fund invests a significant portion of its assets in below investment grade securities with contractual cash flows, such as asset backed securities, collateralized mortgage obligations and commercial mortgage backed securities. As these securities have a higher degree of sensitivity to changes in economic conditions, including real estate values, the risk of default is higher, and the liquidity and/or value of such securities may be adversely affected.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Advisor Series I and Shareholders of Fidelity Real Estate High Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Real Estate High Income Fund (a fund of Fidelity Advisor Series I) at May 31, 2016, the results of its operations, the changes in its net assets for each of the periods indicated and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fidelity Real Estate High Income Fund’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at May 31, 2016 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts
July 22, 2016

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (December 1, 2015 to May 31, 2016).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value December 1, 2015	Ending Account Value May 31, 2016	Expenses Paid During Period-B December 1, 2015 to May 31, 2016
Actual	.81%	$1,000.00	$997.80	$4.05
Hypothetical-C		$1,000.00	$1,020.95	$4.09

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

 C 5% return per year before expenses

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Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Advisor Series I’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series I’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series I

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2016